DISCONTINUED OPERATIONS - Income statement (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DISCONTINUED OPERATIONS
Net operating revenue	R$ 27,725,527	R$ 25,772,305	R$ 29,441,332
Operaing Expenses	(20,441,343)	(9,852,006)	(25,914,836)
OPERATING PROFIT (LOSS) BEFORE FINANCIAL RESULT	7,284,184	15,920,299	3,526,496
Net financial income	(2,081,026)	(1,374,631)	(1,736,116)
Result of Equity Holdings	1,140,733	1,384,850	1,167,484
PROFIT (LOSS) BEFORE TAXES AND SOCIAL CONTRIBUTIONS	6,368,606	15,930,518	2,957,864
Net Income (Loss) for year of discontinued operaions	3,284,975	(99,223)	(3,172,921)
Discontinued operations
DISCONTINUED OPERATIONS
Net operating revenue	1,648,758	11,881,505	9,597,517
Operating costs	(1,540,551)	(7,294,157)	(7,109,832)
Operaing Expenses	(2,461,635)	(5,767,169)	(2,143,618)
OPERATING PROFIT (LOSS) BEFORE FINANCIAL RESULT	(2,353,428)	(1,179,821)	344,067
Net financial income	(337,401)	(1,572,694)	(3,502,329)
Effect on sale of subsidiary	6,118,816	2,967,098
PROFIT (LOSS) BEFORE TAXES AND SOCIAL CONTRIBUTIONS	3,427,987	214,583	(3,158,262)
Income tax expense and social contribution	(143,012)	(313,806)	(14,659)
Net Income (Loss) for year of discontinued operaions	R$ 3,284,975	R$ (99,223)	R$ (3,172,921)